Document and Entity Information	Feb. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2026
Entity File Number	001-41697
Entity Registrant Name	Kenvue Inc.
Entity Central Index Key	0001944048
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-1032011
Entity Address, Address Line One	1 KENVUE WAY
Entity Address, City or Town	SUMMIT
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
City Area Code	908
Local Phone Number	874-1200
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KVUE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false